Organization and Summary of Significant Accounting Policies - Concentration of Credit Risk (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue | Customer | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)	20.80%	21.90%	17.90%	13.00%	23.10%	26.80%
Revenue | Customer | Customer #2
Concentration of Credit Risk
Concentration of credit risk (in percent)	10.30%		11.30%	10.90%
Revenue | Customer | Customer #3
Concentration of Credit Risk
Concentration of credit risk (in percent)	10.80%	10.00%
Receivables Balance | Customer | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)			20.10%		15.50%	21.40%
Receivables Balance | Customer | Customer #2
Concentration of Credit Risk
Concentration of credit risk (in percent)			11.40%		12.10%	14.70%
Receivables Balance | Customer | Customer #3
Concentration of Credit Risk
Concentration of credit risk (in percent)					10.50%
Receivables Balance | Customer | Customer #4
Concentration of Credit Risk
Concentration of credit risk (in percent)			10.00%		10.50%
Purchases | Supplier | Supplier #1
Concentration of Credit Risk
Concentration of credit risk (in percent)			21.50%	14.00%	14.60%	11.10%
Purchases | Supplier | Supplier #2
Concentration of Credit Risk
Concentration of credit risk (in percent)	24.70%	19.10%	19.40%	13.20%	12.90%	13.60%
Purchases | Supplier | Supplier #3
Concentration of Credit Risk
Concentration of credit risk (in percent)	14.20%	12.60%	10.20%			15.60%
Purchases | Supplier | Supplier #4
Concentration of Credit Risk
Concentration of credit risk (in percent)	12.20%	13.10%
Payables Balance | Supplier | Supplier #1
Concentration of Credit Risk
Concentration of credit risk (in percent)					12.30%	11.90%
Payables Balance | Supplier | Supplier #2
Concentration of Credit Risk
Concentration of credit risk (in percent)			17.60%
Payables Balance | Supplier | Supplier #3
Concentration of Credit Risk
Concentration of credit risk (in percent)			15.00%
Payables Balance | Supplier | Supplier #4
Concentration of Credit Risk
Concentration of credit risk (in percent)			13.80%
Payables Balance | Supplier | Supplier #5
Concentration of Credit Risk
Concentration of credit risk (in percent)			10.20%